Investments in debt and equity securities	12 Months Ended
Dec. 31, 2011
Investments in debt and equity securities

9. Investments in debt and equity securities

Based on the Company’s intentions and strategy involving investments in debt and equity securities, the Company classifies certain debt securities as held-to-maturity and records them at amortized cost. Equity securities that have readily determinable fair values and other debt securities classified as available for sale are recorded at fair value.

The Company’s investments consist of the following:

	December 31, 2011			December 31, 2010
	Held to maturity	Available for sale	Total	Held to maturity	Available for sale	Total
Certificates of deposit, money market funds and U.S. treasury notes due within one year	$11,754	$—	$11,754	$21,803	$—	$21,803
Investments in mutual funds and NxStage common stock	—	15,535	15,535	—	10,048	10,048

	$11,754	$15,535	$27,289	$21,803	$10,048	$31,851

Short-term investments	$11,754	$5,645	$17,399	$21,803	$1,200	$23,003
Long-term investments	—	9,890	9,890	—	8,848	8,848

	$11,754	$15,535	$27,289	$21,803	$10,048	$31,851

The cost of the certificates of deposit and money market funds at December 31, 2011 and in addition, U.S. treasury notes at December 31, 2010, approximate fair value. As of December 31, 2011 and 2010, the available for sale investments included $(255) and $824, respectively, of gross pre-tax unrealized (loss) gains. During 2011 and 2010 the Company recorded gross pre-tax unrealized (loss) gains of $(986) and $1,007, respectively, in other comprehensive income associated with changes in the fair value of these investments. During 2011, the Company sold investments in mutual funds for net proceeds of $1,149, and recognized a pre-tax gain of $93, or $57 after tax, that was previously recorded in other comprehensive income. During 2010, the Company sold investments in mutual funds for net proceeds of $900, and recognized a pre-tax loss of $22, or $13 after tax, that was previously recorded in other comprehensive income.

In addition, the available for sale securities, as of December 31, 2011, include the fair value of NxStage Medical Inc. (NxStage) common stock totaling $4,445, which is based upon quoted prices as reported by NASDAQ. Under the terms of the NxStage First National Service Provider Agreement effective July 22, 2010, the Company may, in lieu of a cash rebate, vest in warrants to purchase NxStage common stock based on achieving certain System One home patient growth targets by June 30, 2011, 2012 and 2013. The warrants are exercisable for up to a cumulative total of 5,500,000 shares of common stock over three years at an initial exercise price of $14.22 per share. As of June 30, 2011, the Company earned warrants to purchase 250,000 shares of NxStage common stock and in October 2011, the Company exercised its right and purchased these shares for a total of $3,555. In February 2012, the Company sold all 250,000 shares for approximately $5,200.

The investments in mutual funds classified as available for sale are held within a trust to fund existing obligations associated with several of the Company’s non-qualified deferred compensation plans.

As of December 31, 2011 and 2010, there were investments totaling $7,224 and $18,537, respectively, classified as held to maturity that were used to maintain certain capital requirements of the special needs plans of VillageHealth, which is a wholly-owned subsidiary of the Company. As of December 31, 2009, the Company discontinued the VillageHealth special needs plans and is in process of paying out all incurred claims. During the fourth quarter of 2011, the Company received a total of $11,313 from various state regulatory agencies for the release of certain investments that were previously held to maintain certain capital requirements.